Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 2,152,647	$ 332,311	¥ 1,054,416
Restricted cash	61,091	9,431	0
Term deposits	1,955,315	301,849	1,717,775
Accounts receivable (net of allowance for doubtful accounts of RMB335 and RMB2,315 (US$357) as of December 31, 2014 and 2015, respectively)	1,075,456	166,022	736,695
Inventories	111,667	17,238	0
Amount due from a related party	1,645	254	0
Prepaid expenses and other current assets	338,677	52,283	73,911
Deferred tax assets, current	45,977	7,098	57,969
Total current assets	5,742,475	886,486	3,640,766
Non-current assets:
Property and equipment, net	103,554	15,986	74,882
Intangible assets, net	34,155	5,273	39,400
Goodwill	1,504,278	232,221	1,504,278
Long-term investments	124,102	19,158	0
Other non-current assets	21,512	3,321	19,189
Total non-current assets	1,787,601	275,959	1,637,749
Total assets	7,530,076	1,162,445	5,278,515
Current liabilities:
Accrued expenses and other payables (including accrued expenses and other payables of consolidated VIEs without recourse to Autohome WFOE and Chezhiying WFOE of RMB53,106 and RMB111,610 (US$17,230) as of December 31, 2014 and 2015, respectively)	833,473	128,667	524,534
Advance from customers (including advance from customers of consolidated VIEs without recourse to Autohome WFOE and Chezhiying WFOE of RMB17,650 and RMB10,942 (US$1,689) as of December 31, 2014 and 2015, respectively)	27,214	4,201	42,530
Deferred revenue (including deferred revenue of consolidated VIEs without recourse to Autohome WFOE and Chezhiying WFOE of RMB138,921 and RMB6,063 (US$936) as of December 31, 2014 and 2015, respectively)	872,487	134,689	438,797
Notes payable (including notes payable of consolidated VIEs without recourse to Autohome WFOE and Chezhiying WFOE of nil and nil as of December 31, 2014 and 2015, respectively)	174,943	27,007	0
Income tax payable (including income tax payable of consolidated VIEs without recourse to Autohome WFOE and Chezhiying WFOE of RMB13,930 and RMB6,408 (US$989) as of December 31, 2014 and 2015, respectively)	224,973	34,730	74,763
Amount due to a related party (including amount due to a related party of consolidated VIEs without recourse to Autohome WFOE and Chezhiying WFOE of RMB33 and RMB2,910 (US$449) as of December 31, 2014 and 2015, respectively)	23,444	3,619	33
Total current liabilities	2,156,534	332,913	1,080,657
Non-current liabilities:
Other liabilities (including other liabilities of consolidated VIEs without recourse to Autohome WFOE and Chezhiying WFOE of RMB17,212 and RMB19,906 (US$3,073) as of December 31, 2014 and 2015, respectively)	32,596	5,032	24,058
Deferred tax liabilities (including deferred tax liabilities of consolidated VIEs without recourse to Autohome WFOE and Chezhiying WFOE of RMB9,677 and RMB8,539 (US$1,318) as of December 31, 2014 and 2015, respectively)	489,910	75,629	508,377
Total non-current liabilities (including non-current liabilities of consolidated VIEs without recourse to Autohome WFOE and Chezhiying WFOE of RMB26,889 and RMB28,445 (US$4,391) as of December 31, 2014 and 2015, respectively)	522,506	80,661	532,435
Total liabilities (including total liabilities of consolidated VIEs without recourse to Autohome WFOE and Chezhiying WFOE of RMB250,529 and RMB166,378 (US$25,684) as of December 31, 2014 and 2015, respectively)	¥ 2,679,040	$ 413,574	¥ 1,613,092
Commitments and Contingencies
Shareholders' equity:
Additional paid-in capital	¥ 2,787,103	$ 430,255	¥ 2,649,111
Accumulated other comprehensive income	62,753	9,687	5,932
Retained earnings	1,993,545	307,750	1,002,896
Total shareholders' equity	4,851,036	748,871	3,665,423
Total liabilities and shareholders' equity	7,530,076	1,162,445	5,278,515
Class A Ordinary Shares [Member]
Shareholders' equity:
Ordinary shares	3,452	533	3,301
Class B Ordinary Shares [Member]
Shareholders' equity:
Ordinary shares	¥ 4,183	$ 646	¥ 4,183